Employee Benefits (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Expenses recognized in defined contribution plans	$ 225	$ 121